THE ENDEAVOR VARIABLE ANNUITY
THE ENDEAVOR ML VARIABLE ANNUITY
THE ENDEAVOR PLATINUM VARIABLE ANNUITY
Supplement dated July 23, 1999 to
Statement of Additional Information dated May 1, 1999

	Under the Section entitled "TARGET ACCOUNT - BOARD OF
MANAGERS", please note the following:

	Effective July 23, 1999, Vincent J. McGuinness, Jr. is no longer a member of the Board of Managers of the Target Account.
He retains his positions as President and Chief Financial
Officer (Treasurer) of the target account.


Under the Section entitled "INVESTMENT RESTRICTIONS - THE
MANAGER", please note the following:

	On July 23, 1999 AUSA Holding Company acquired 100% of the outstanding common shares of Endeavor Management Co. and Endeavor Group. AUSA Holding Company is an affiliate of PFL
Life Insurance Company, Peoples Benefit Life Insurance Company, and AUSA Life Insurance Company,Inc.